Accounts Receivable and Other (Tables)	12 Months Ended
Mar. 31, 2017
Receivables [Abstract]
Components of Trade Accounts Receivable, Net

The following table summarizes the impact of accounts receivable reserves and allowance for doubtful accounts on the gross trade accounts receivable balances at each balance sheet date:

	March 31,
	2017	2016
Trade accounts receivable, gross	$509,250	$530,010

Reserves for sales deductions:
Chargebacks	(112,071)	(126,729)
Other sales deductions	(109,411)	(97,328)
Customer rebates	(83,472)	(67,188)
Allowance for doubtful accounts	(372)	(154)
Trade accounts receivable, net	$203,924	$238,611

Components of Other Receivables and Prepaid Expenses
b.	Other receivables and prepaid expenses:

	March 31,
	2017	2016
Deferred income taxes	$132,064	$212,222
Government authorities	112,301	41,449
Prepaid expenses	8,824	9,817
Interest receivable	5,266	3,514
Advances to suppliers	3,410	3,108
Due from related parties	2,927	475
Other	1,488	139
	$266,280	$270,724